Condensed Consolidated Interim Statement of Changes in Equity (Unaudited) - CHF (SFr)	Share Capital	Share Premium	FX Translation Reserve	Accumulated Deficit (restated)	Total
Balance at Dec. 31, 2020	SFr 114,172	SFr 177,230,300	SFr 61,297	SFr (160,635,879)	SFr 16,769,890
Total comprehensive loss
Net loss				(6,754,579)	(6,754,579)
Other comprehensive income/(loss)			(41,922)	448,946	407,024
Total comprehensive loss			(41,922)	(6,305,633)	(6,347,555)
Transactions with owners of the Company
Capital increase /Exercise of warrants	8,974	3,885,764			3,894,738
Conversion of loan	5,168	1,366,087			1,371,255
Share based/Asset purchase	7,735	2,266,735		1,078,800	3,353,270
Share based payments	382	92,181		952,349	1,044,912
Balance at Jun. 30, 2021	136,431	184,841,067	19,375	(164,910,363)	20,086,510
Balance at Dec. 31, 2020	114,172	177,230,300	61,297	(160,635,879)	16,769,890
Balance at Dec. 31, 2021	149,643	188,511,476	62,069	(175,686,937)	13,036,251
Balance at Jun. 30, 2021	136,431	184,841,067	19,375	(164,910,363)	20,086,510
Balance at Jun. 30, 2022	170,643	190,108,850	(1,408)	(183,535,121)	6,742,964
Balance at Dec. 31, 2021	149,643	188,511,476	62,069	(175,686,937)	13,036,251
Total comprehensive loss
Net loss				(8,238,518)	(8,238,518)
Other comprehensive income/(loss)			(63,477)	209,526	146,049
Total comprehensive loss			(63,477)	(8,028,992)	(8,092,469)
Transactions with owners of the Company
Capital increase	21,000	1,597,374			1,618,374
Share based payments				180,808	180,808
Balance at Jun. 30, 2022	SFr 170,643	SFr 190,108,850	SFr (1,408)	SFr (183,535,121)	SFr 6,742,964